March 31, 2017

VIA EDGAR CORRESPONDENCE

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:     Spirit of America Investment Fund, Inc.

          SEC File Nos. 333-27925/811-08231

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), on behalf of the Spirit of America Investment Fund, Inc. (the “Company”), the undersigned hereby certifies on behalf of the Company that (i) the form of prospectus and Statement of Additional Information that the Company would have filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 50 to the Company’s Registration Statement on Form N-1A constituting the most recent amendment to the Company’s Registration Statement on Form N-1A relating to the Spirit of America Energy Fund; and (ii) the text of Post-Effective Amendment No. 50 to the Company’s Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on March 28, 2017, with an effective date of March 30, 2017, with regard to the Spirit of America Energy Fund.

Questions may be directed to Ms. Courtney B. Schrenko at (212) 885-5234.

Very truly yours, /s/ Courtney B. Schrenko Courtney B. Schrenko

The Chrysler Building 405 Lexington Avenue New York, NY 10174-0208

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